Securities (Tables)	12 Months Ended
Dec. 31, 2019
Securities
Schedule of Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2019:
U.S. government agencies	$40,000	$––	$(472)	$39,528
Subordinated notes	4,500	36	(4)	4,532
State and municipal obligations	135,897	$8,993	(165)	144,725
Total debt securities	$180,397	$9,029	$(641)	$188,785
Available-for-sale Securities:
December 31, 2018:
U.S. government agencies	$45,250	$—	$(500)	$44,750
State and municipal obligations	$78,083	$1,194	$(36)	$79,241
Total debt securities	$123,333	$1,194	$(536)	$123,991

Schedule of Amortized Cost and Fair Value of available-for-Sale Securities by Contractual Maturity

The amortized cost and fair value of available-for-sale securities at December 31, 2018, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In thousands)

Under 1 year	$6,000	$5,995
One to five years	38,500	38,065
Over ten years	135,897	144,725
Totals	$180,397	$188,785

Schedule of Investments' Gross Unrealized Losses and Fair Value, aggregated by investment category and length of time

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2019 and 2018:

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses
	(In thousands)
US government agencies	$39,528	$(472)	$—	$—	$39,528	$(472)
Subordinated notes	996	$(4)	$—	$—	$996	$(4)
State and municipal obligations	$9,831	$(165)	$––	$––	$9,831	$(165)
Total temporarily impaired securities	$50,355	$(641)	$—	$—	$50,355	$(641)

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses
	(In thousands)
US government agencies	$—	$—	$44,750	$(500)	$44,750	$(500)
State and municipal obligations	$5,182	$(36)	$—	$—	$5,182	$(36)
Total temporarily impaired securities	$5,182	$(36)	$44,750	$(500)	$49,932	$(536)